Financial assets and liabilities - Maturity profile of the Group's net borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total borrowings	$ 3,898	$ 3,762
Deferred debt issue costs	23	28
Net borrowings	3,875	3,734
Within one year or on demand
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total borrowings	285	94
Between one and three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total borrowings	770	175
Between three and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total borrowings	1,171	1,791
Greater than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total borrowings	$ 1,672	$ 1,702